Related party transactions - Balances with the major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties - current:
Amounts due from related parties	¥ 2,161	$ 313	¥ 5,455
Allowance for credit losses	(857,211)		(846,266)
Total current amounts due from related parties	859,372		851,721
Total current amounts due from related parties, net	2,161	313	5,455
Amounts due to related parties - current:
Total current amounts due to related parties	294,634	$ 42,718	289,936
Amounts due to related parties - noncurrent:
Total noncurrent amounts due to related parties			472
Jimu Group
Amounts due from related parties - current:
Amounts due from related parties	857,092		846,266
Allowance for credit losses				¥ (748,427)
Total current amounts due from related parties, net	857,092		846,266
Allowance for credit losses				¥ 107,589
Amounts due to related parties - current:
Total current amounts due to related parties	294,168		289,792
Other related parties
Amounts due from related parties - current:
Amounts due from related parties	2,280		5,455
Total current amounts due from related parties, net	2,280		5,455
Amounts due to related parties - current:
Total current amounts due to related parties	¥ 466		144
Amounts due to related parties - noncurrent:
Total noncurrent amounts due to related parties			¥ 472